Income and expenses - Financial income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Financial income [Line Items]
Interest income	€ 658	€ 418		€ 386
Foreign exchange gains	4,904	1,668		955
Other finance income	58	366		36
Total	€ 5,620	€ 2,452	[1]	€ 1,377

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.